LEASES (Schedule of Supplemental Balance Sheet Information Related to Leases) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Lessee Disclosure [Abstract]
Operating lease ROU assets	$ 10,270	$ 10,938
Other current liabilities	3,506	3,317
Operating lease liabilities	6,933	8,298
Total operating lease liabilities	$ 10,439	$ 11,615